Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash	$ 323,217	$ 984,245	$ 20,005
Note receivable	300,000	300,000
Prepaid expenses	76,448	18,021	20,829
Short-term prepaid insurance	3,438	24,063
Total current assets	703,103	1,326,329	40,834
Deferred offering costs			952,432
Cash held in Trust Account	198,568,274	196,958,306
Total Assets	199,271,377	198,284,635	993,266
Current liabilities
Accounts payable and accrued expenses	78,084	226,953	33,366
Accrued offering costs	25,000	100,000	456,062
Total current liabilities	103,084	326,953	566,218
Deferred legal fees	3,085,000	2,450,000	450,000
Deferred underwriting fee payable	7,600,000	7,600,000
Total Liabilities	10,788,084	10,376,953	1,016,218
Commitments and Contingencies (Note 6)
Class A ordinary shares subject to possible redemption, 19,000,000 and 0 shares at redemption value of $10.37 and $0 per share at December 31, 2025 and 2024, respectively	198,568,274	196,958,306
Shareholders’ Deficit
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding at December 31, 2025 and 2024
Additional paid-in capital			24,329
Accumulated deficit	(10,085,683)	(9,051,326)	(47,952)
Total Shareholders’ Deficit	(10,084,981)	(9,050,624)	(22,952)
Total Liabilities and Shareholders’ Deficit	199,271,377	198,284,635	993,266
Common Class A [Member]
Shareholders’ Deficit
Ordinary shares, value	69	69
Common Class B [Member]
Shareholders’ Deficit
Ordinary shares, value	633	633	671
Related Party [Member]
Current liabilities
Promissory note – related party			$ 76,790